Term Loan (Tables)	9 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule of Atlantic term loans [Table Text Block]
	Term Loan 1	Term Loan 2	Total
Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	134	81	215
Repayment	(1,234)	(767)	(2,001)
Foreign exchange movement	(163)	(101)	(264)
Balance, March 31, 2025	2,191	1,367	3,558

Interest	69	47	116
Repayment	(828)	(520)	(1,348)
Foreign exchange movement	100	62	162
Balance, December 31, 2025	$1,532	$956	$2,488